PENSION PLANS (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
a) Fair value of plan assets
Expected yield of insurance contracts	$ (307)	$ (335)	$ (432)
b) Present value of obligations
Service cost	2,039	(150)	431
Interest cost
Past service cost
Actuarial (gain) losses
Other post-employment benefit plans [Member]
a) Fair value of plan assets
Opening balance	6,612	6,945	6,495
Expected yield of insurance contracts	307	335	432
Employer contributions	1,931	886	18
Actuarial (gain) losses
Premiums paid
Benefits paid	(931)	(1,554)
Fair value of plan assets at year end	7,919	6,612	6,945
b) Present value of obligations
Present value of obligations opening balance	(4,975)	(5,070)	(4,639)
Net incorporation of Group companies
Service cost	(2,039)	150	(431)
Interest cost
Curtailment/settlement effect
Benefits paid
Past service cost
Actuarial (gain) losses
Other	16	(55)
Present value of obligations at year end	(6,998)	(4,975)	(5,070)
Net balance at year end	$ 921	$ 1,637	$ 1,875